Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 number		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net interest income	$ 627,718,000		$ 637,374,000		$ 688,667,000
Provision/(provision credit) for loan losses	27,000,000		55,000,000		78,000,000	[1]
Noninterest income	550,044,000		584,577,000		671,329,000
Noninterest expense	841,211,000		1,158,601,000		1,383,701,000
Income/(loss) before income taxes	309,551,000		8,350,000		(101,705,000)
Provision/(benefit) for income taxes	78,501,000		(32,169,000)		(85,262,000)
Income/(loss) from continuing operations	231,050,000		40,519,000		(16,443,000)
Income/(loss) from discontinued operations, net of tax	0	[2]	548,000	[2]	148,000	[2]
Net income/(loss)	231,050,000		41,067,000		(16,295,000)
Average assets	23,998,985,000		24,409,656,000		25,053,304,000
Depreciation and amortization	56,896,000		71,616,000		117,972,000
Expenditures for long-lived assets	38,880,000		41,463,000		21,862,000
Number of Operating Segments	4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	602,066,000		591,308,000		605,460,000
Provision/(provision credit) for loan losses	29,187,000		18,460,000		(898,000)
Noninterest income	254,697,000		247,718,000		253,422,000
Noninterest expense	540,846,000		531,808,000		572,905,000
Income/(loss) before income taxes	286,730,000		288,758,000		286,875,000
Provision/(benefit) for income taxes	102,027,000		103,970,000		104,171,000
Net income/(loss)	184,703,000		184,788,000		182,704,000
Average assets	13,275,428,000		12,877,329,000		12,658,617,000
Depreciation and amortization	38,271,000		46,864,000		73,720,000
Expenditures for long-lived assets	30,833,000		34,764,000		17,617,000
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income	12,697,000		16,177,000		20,746,000
Noninterest income	202,723,000		268,435,000		334,990,000
Noninterest expense	146,828,000		232,415,000		262,971,000
Income/(loss) before income taxes	68,592,000		52,197,000		92,765,000
Provision/(benefit) for income taxes	25,751,000		19,619,000		35,054,000
Net income/(loss)	42,841,000		32,578,000		57,711,000
Average assets	2,068,967,000		2,255,281,000		2,296,549,000
Depreciation and amortization	6,133,000		8,666,000		20,904,000
Expenditures for long-lived assets	1,295,000		3,987,000		1,851,000
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(54,126,000)		(46,127,000)		(35,908,000)
Noninterest income	26,967,000		26,055,000		27,007,000
Noninterest expense	70,453,000		75,263,000		99,438,000
Income/(loss) before income taxes	(97,612,000)		(95,335,000)		(108,339,000)
Provision/(benefit) for income taxes	(69,341,000)		(64,463,000)		(80,880,000)
Net income/(loss)	(28,271,000)		(30,872,000)		(27,459,000)
Average assets	5,591,239,000		5,192,411,000		5,223,014,000
Depreciation and amortization	10,796,000		13,754,000		19,072,000
Expenditures for long-lived assets	6,218,000		1,050,000		2,327,000
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	67,081,000		76,016,000		98,369,000
Provision/(provision credit) for loan losses	(2,187,000)		36,540,000		78,898,000
Noninterest income	65,657,000		42,369,000		55,910,000
Noninterest expense	83,084,000		319,115,000		448,387,000
Income/(loss) before income taxes	51,841,000		(237,270,000)		(373,006,000)
Provision/(benefit) for income taxes	20,064,000		(91,295,000)		(143,607,000)
Income/(loss) from continuing operations	31,777,000		(145,975,000)		(229,399,000)
Income/(loss) from discontinued operations, net of tax	0		548,000		148,000
Net income/(loss)	31,777,000		(145,427,000)		(229,251,000)
Average assets	3,063,351,000		4,084,635,000		4,875,124,000
Depreciation and amortization	1,696,000		2,332,000		4,276,000
Expenditures for long-lived assets	$ 534,000		$ 1,662,000		$ 67,000

[1]	2012 includes approximately $23 million of loan loss provision related to dischargedbankruptcies.
[2]

Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.